Risk management and financial instruments (Interest rate swap agreements) (Details) - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Interest Rate Swap
Derivative [Line Items]
Outstanding principal	[1],[2]	$ 3,443.2
Interest Rate Swap | London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Derivative, floor interest rate (as percent)		1.00%
Interest Rate Contract Expiring July 2, 2018
Derivative [Line Items]
Outstanding principal	[2],[3]	$ 401.2
Derivative, pay rate (as percent)		1.10%
Interest Rate Contract Expiring October 29, 2019
Derivative [Line Items]
Outstanding principal	[3]	$ 100.0
Derivative, pay rate (as percent)		1.36%
Interest Rate Contract Expiring June 19, 2020
Derivative [Line Items]
Outstanding principal	[2],[3]	$ 60.3
Derivative, pay rate (as percent)		1.11%
Interest Rate Contract Expiring December 21, 2021
Derivative [Line Items]
Outstanding principal	[2],[3]	$ 58.8
Derivative, pay rate (as percent)		1.93%
Interest Rate Contract Expiring February 21, 2021
Derivative [Line Items]
Outstanding principal	[2]	$ 2,822.9	[1]	$ 2,851.9
Interest Rate Contract Expiring February 21, 2021 | Minimum
Derivative [Line Items]
Derivative, pay rate (as percent)		2.45%
Interest Rate Contract Expiring February 21, 2021 | Maximum
Derivative [Line Items]
Derivative, pay rate (as percent)		2.52%

[1]	The Company has a LIBOR floor of 1% whereby the Company receives 1% when LIBOR is below 1%.
[2]	The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
[3]	Related party interest rate swap agreements.